Provisions - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Provisions [Line Items]
Additional provisions	kr 12,479	kr 6,346
Reversal of excess amounts	(362)	(689)
Actual cash outlays	(8,221)	(3,153)
Estimated cash outlays	(4,400)
Non-current provisions	3,596	946
Total provisions	9,946	6,357	kr 3,838
Suppliers Related Provision [member]
Disclosure of Provisions [Line Items]
Additional provisions	1,885	82
Reversal of excess amounts	(90)	(69)
Actual cash outlays	(262)	(64)
Estimated cash outlays	(100)
Total provisions	1,613	134	182
Restructuring [member]
Disclosure of Provisions [Line Items]
Additional provisions	5,448	5,271
Reversal of excess amounts	(207)	(130)
Actual cash outlays	(5,327)	(2,440)
Estimated cash outlays	(3,200)
Total provisions	4,043	4,163	1,466
Customer Related Provision [member]
Disclosure of Provisions [Line Items]
Additional provisions	4,105	51
Reversal of excess amounts	0	(6)
Actual cash outlays	(1,532)	(64)
Total provisions	2,642	74	92
Customer Related Provision [member] | Additional project costs and customer settlements [member]
Disclosure of Provisions [Line Items]
Additional provisions	4,105
Warranty [member]
Disclosure of Provisions [Line Items]
Additional provisions	242	267
Reversal of excess amounts	(2)	(207)
Actual cash outlays	(267)	(365)
Estimated cash outlays	(100)
Total provisions	225	248	528
Other [member]
Disclosure of Provisions [Line Items]
Additional provisions	799	675
Reversal of excess amounts	(63)	(277)
Actual cash outlays	(833)	(220)
Estimated cash outlays	(1,000)
Total provisions	1,423	kr 1,738	kr 1,570
2018 [member]
Disclosure of Provisions [Line Items]
Estimated cash outlays	(6,000)
2018 [member] | Suppliers Related Provision [member]
Disclosure of Provisions [Line Items]
Estimated cash outlays	(200)
2018 [member] | Restructuring [member]
Disclosure of Provisions [Line Items]
Estimated cash outlays	(3,000)
2018 [member] | Customer Related Provision [member]
Disclosure of Provisions [Line Items]
Estimated cash outlays	(1,900)
2018 [member] | Warranty [member]
Disclosure of Provisions [Line Items]
Estimated cash outlays	(200)
2018 [member] | Other [member]
Disclosure of Provisions [Line Items]
Estimated cash outlays	kr (700)